Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Beginning Balance	$ 107,440	$ 109,735	$ 81,156
Additions for tax positions related to current year	7,752	10,285	66,500
Additions for tax positions of prior years	55,136	10,719	11,047
Reductions for tax positions of prior years	(1,359)	(20,683)	(23,456)
Reductions for settlements	(1,856)	(4,266)	(23,434)
Reductions for expiration of statute of limitations	(5,005)	(437)	(1,636)
Effect of foreign currency translation	2,705	2,087	(442)
Ending Balance	$ 164,813	$ 107,440	$ 109,735